EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Schedule of Expenses Recognized in Comprehensive Income (Loss)
Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2017	2016	2015
	In thousands

Current service cost	$356	$359	$391
Interest expenses, net	23	20	18
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties' component in executive insurance policies before 2004	(7)	5	(10)
Total employee benefit expenses	$372	$384	$399

Actual (negative) return on plan assets	$119	$22	$(12)

Schedule of Expenses Presented in Statement of Comprehensive Income (Loss)
The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2017	2016	2015
	In thousands

Cost of revenues	$211	$228	$209
Research and development	57	62	90
Selling and marketing	16	13	18
General and administrative	88	81	82

	$372	$384	$399

Schedule of Plan Assets (Liabilities), Net
The plan assets (liabilities), net:

	December 31,
	2017	2016
	In thousands

Defined benefit obligation	$5,907	$5,235
Fair value of plan assets	4,763	4,513
Total liabilities, net	$1,144	$722

Schedule of Changes in Present Value of Defined Benefit Obligation
Changes in the present value of defined benefit obligation

	2017	2016
	In thousands

Balance at January 1,	$5,235	$5,425

Interest costs	151	141
Current service cost	356	359
Benefits paid	(641)	(650)
Demographic assumptions	(28)	(17)
Financial assumptions	254	*
Past Experience	6	(104)
Currency Exchange	574	81
Balance at December 31,	$5,907	$5,235

* Represent an amount of less than 1 thousands

Schedule of Changes in Fair Value of Plan Assets
Changes in the fair value of plan assets

	2017	2016
	In thousands

Balance at January 1,	$4,513	$4,638

Expected return	127	121
Contributions by employer	227	311
Benefits paid	(586)	(522)
Demographic assumptions	1	1
Financial assumptions	1	-
Past Experience	(11)	(100)
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	7	(5)
Currency exchange	484	69

Balance at December 31,	$4,763	$4,513

Schedule of Principal Assumptions Underlying Defined Benefit Plan
The principal assumptions underlying the defined benefit plan
	2017	2016	2015
	%

Discount rate of the plan liability	2.27	3.72	2.6

Future salary increases	4	4	4